UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Tax-Managed International Equity Portfolio

April 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 98.7%
Security	Shares	Value

Australia — 8.9%

AGL Energy, Ltd.	18,091	$198,549

ASX, Ltd.	638	33,639

Atlas Arteria, Ltd.	10,339	41,721

Atlassian Corp. PLC, Class A(1)	2,300	357,627

Aurizon Holdings, Ltd.	7,700	23,391

AusNet Services	95,565	116,553

BHP Group, Ltd.	8,972	183,157

Brambles, Ltd.	17,422	124,525

Caltex Australia, Ltd.	4,560	73,415

Charter Hall Group	4,698	23,215

Charter Hall Long Wale REIT	6,388	18,518

Coca-Cola Amatil, Ltd.	15,577	86,726

Commonwealth Bank of Australia	4,049	163,565

Computershare, Ltd.	10,972	86,324

Cromwell Property Group(2)	28,254	14,401

Crown Resorts, Ltd.	4,819	30,849

CSL, Ltd.	3,230	643,827

Dexus	13,975	82,960

Domain Holdings Australia, Ltd.(2)	11,297	19,130

Domino’s Pizza Enterprises, Ltd.(2)	933	34,911

GPT Group (The)	22,015	60,503

GWA Group, Ltd.(2)	11,241	20,177

Hansen Technologies, Ltd.	14,633	26,609

Harvey Norman Holdings, Ltd.(2)	17,000	30,502

Inghams Group, Ltd.	17,894	40,541

Integrated Research, Ltd.	9,777	19,923

IRESS, Ltd.	3,720	27,134

James Hardie Industries PLC CDI	4,004	57,480

JB Hi-Fi, Ltd.(2)	3,464	78,312

Link Administration Holdings, Ltd.	13,718	33,472

Medibank Pvt, Ltd.	16,474	28,859

Mirvac Group	41,842	60,800

National Australia Bank, Ltd.	5,991	65,646

Newcrest Mining, Ltd.	2,354	42,663

Northern Star Resources, Ltd.	3,606	29,119

Oil Search, Ltd.	19,405	38,083

Orica, Ltd.	4,147	48,058

Qantas Airways, Ltd.	19,011	47,217

REA Group, Ltd.(2)	1,183	67,690

Rio Tinto, Ltd.	2,553	143,890

Santos, Ltd.	13,252	42,139

Scentre Group	51,564	77,462

Shopping Centres Australasia Property Group(2)	20,523	29,748

Sonic Healthcare, Ltd.	1,319	23,294

Security	Shares	Value

Australia (continued)

Spark Infrastructure Group	66,000	$81,061

Star Entertainment Group, Ltd. (The)	18,186	35,653

Suncorp Group, Ltd.	4,024	23,922

Sydney Airport	17,791	72,470

Tabcorp Holdings, Ltd.	14,343	29,903

Technology One, Ltd.	10,774	66,094

Telstra Corp., Ltd.	119,713	235,501

TPG Telecom, Ltd.	9,828	46,896

Transurban Group(2)	15,294	136,342

Vocus Group, Ltd.(1)	18,112	35,956

Washington H. Soul Pattinson & Co., Ltd.(2)	4,310	51,835

Wesfarmers, Ltd.	10,096	245,226

Westpac Banking Corp.	8,556	89,018

Woodside Petroleum, Ltd.	12,096	173,205

Woolworths Group, Ltd.	14,196	328,523

		$5,147,929

Austria — 1.2%

ams AG(1)	5,682	$74,587

ANDRITZ AG(1)	1,561	51,291

BAWAG Group AG(1)(3)	822	27,938

CA Immobilien Anlagen AG	1,063	33,747

Erste Group Bank AG	2,269	49,176

IMMOFINANZ AG	2,066	38,150

Lenzing AG(1)	466	26,635

Oesterreichische Post AG(2)	768	28,943

OMV AG	2,236	73,009

Rhi Magnesita NV	859	26,386

S&T AG	1,191	26,231

Telekom Austria AG	8,000	56,284

UNIQA Insurance Group AG	2,006	13,524

Verbund AG	2,140	96,894

Wienerberger AG	2,605	48,790

		$671,585

Belgium — 2.2%

Ackermans & van Haaren NV	184	$24,387

Ageas	1,164	41,955

Anheuser-Busch InBev SA/NV	2,330	108,508

Barco NV	627	100,022

Befimmo SA(2)	1,120	49,994

Bekaert SA	2,338	49,427

bpost SA	3,481	24,289

Cofinimmo SA	488	67,843

Colruyt SA	478	28,647

15	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Belgium (continued)

D’Ieteren SA/NV	637	$31,923

Econocom Group SA/NV	10,730	20,652

Elia Group SA/NV(2)	938	107,854

Euronav SA	5,526	61,721

Groupe Bruxelles Lambert SA	459	36,718

KBC Ancora	539	18,926

Orange Belgium SA	1,916	31,872

Proximus SADP	4,820	102,875

Sofina SA	150	35,327

Solvay SA	1,005	78,498

Tessenderlo Group SA(1)	1,340	37,417

UCB SA	1,564	143,323

Warehouses De Pauw CVA	2,032	55,745

		$1,257,923

Denmark — 2.3%

ALK-Abello A/S(1)	138	$35,104

Bakkafrost P/F	532	26,248

Carlsberg A/S, Class B	1,041	131,325

Chr. Hansen Holding A/S	850	73,290

Drilling Co of 1972 A/S (The)(1)	483	11,364

DSV PANALPINA A/S	1,341	139,330

ISS A/S(1)	813	12,087

Jyske Bank A/S(1)	949	25,616

Novo Nordisk A/S, Class B	2,676	170,702

Novozymes A/S, Class B	1,992	97,721

Orsted A/S(3)	1,640	165,657

Pandora A/S	2,258	80,291

Ringkjoebing Landbobank A/S	652	40,928

Rockwool International A/S, Class B	97	20,386

Royal Unibrew A/S(1)	464	35,898

SimCorp A/S	1,160	107,148

Sydbank A/S	1,310	21,646

Topdanmark A/S	972	39,237

Tryg A/S	1,584	42,245

Vestas Wind Systems A/S(2)	342	29,369

		$1,305,592

Finland — 2.3%

Citycon Oyj(2)	2,400	$15,853

Elisa Oyj	2,351	142,866

Fortum Oyj(2)	7,644	126,662

Huhtamaki Oyj(1)	736	27,471

Kemira Oyj	2,727	32,806

Kesko Oyj, Class B(2)	9,072	147,820

Security	Shares	Value

Finland (continued)

Kone Oyj, Class B	1,663	$100,701

Neste Oyj	4,017	141,862

Nokia Oyj(1)	23,544	84,875

Nordea Bank Abp(1)	10,249	65,736

Orion Oyj, Class B	3,174	161,297

Sampo Oyj, Class A(1)	1,342	44,484

TietoEVRY Oyj(2)	956	23,294

Tokmanni Group Corp.	9,699	117,986

UPM-Kymmene Oyj	3,184	87,322

Valmet Oyj(1)	1,377	31,491

		$1,352,526

France — 8.8%

Air Liquide SA	4,818	$612,147

Alstom SA	840	34,456

Altarea SCA	208	25,461

Alten SA	634	45,647

Atos SE	1,046	74,804

AXA SA	8,332	148,114

BNP Paribas SA	1,912	60,068

Bouygues SA(1)	1,100	33,845

Cie Generale des Etablissements Michelin SCA	484	46,765

CNP Assurances(1)	2,759	28,464

Covivio	1,309	82,207

Danone SA	2,873	200,240

Dassault Systemes SE	1,540	225,564

Devoteam SA	244	18,573

Engie SA	22,570	244,875

EssilorLuxottica SA	1,642	203,976

Eurazeo SE	634	30,364

Eutelsat Communications SA	985	11,028

Gecina SA	1,055	138,428

Getlink SE	2,197	28,023

Hermes International	100	73,107

Ingenico Group SA	754	94,867

Legrand SA	560	37,544

LVMH Moet Hennessy Louis Vuitton SE	650	251,285

Orange SA	31,518	382,913

Pernod-Ricard SA	1,615	246,603

Quadient	1,050	14,500

Renault SA	569	11,212

Safran SA	692	64,336

Sanofi	5,890	575,298

SCOR SE	1,880	52,968

Societe BIC SA	422	21,110

Suez	5,207	58,898

16	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)

Talend SA ADR(1)	500	$13,040

Teleperformance	177	39,650

Thales SA	600	45,439

Total SA	11,380	403,903

Unibail-Rodamco-Westfield	1,203	71,231

Veolia Environnement SA	5,261	112,156

Vinci SA	1,159	94,947

Vivendi SA	3,561	76,964

Wendel SE	356	30,540

		$5,065,560

Germany — 8.9%

adidas AG	579	$132,552

Allianz SE	1,565	288,009

Aroundtown SA	19,648	105,684

BASF SE	6,113	312,842

Bayer AG	2,172	142,851

Bayerische Motoren Werke AG	1,291	75,943

Beiersdorf AG	2,259	236,356

Continental AG	589	49,218

Delivery Hero SE(1)(3)	754	63,951

Deutsche Boerse AG	570	88,372

Deutsche Lufthansa AG	2,863	25,632

Deutsche Telekom AG(1)	31,693	463,339

Deutsche Wohnen SE	3,837	155,506

E.ON SE	27,081	271,278

Fraport AG Frankfurt Airport Services Worldwide	341	14,937

Fresenius SE & Co. KGaA	2,385	103,301

HeidelbergCement AG	818	38,782

Henkel AG & Co. KGaA	2,341	182,489

Hochtief AG	235	18,389

HUGO BOSS AG	915	25,404

Knorr-Bremse AG	346	32,179

KWS Saat SE and Co. KGaA	425	24,434

Merck KGaA	988	114,666

Metro AG	7,704	67,312

MTU Aero Engines AG	354	48,206

Muenchener Rueckversicherungs-Gesellschaft AG	660	144,556

Puma SE(1)	1,330	83,545

QIAGEN NV(1)	1,735	72,185

Rational AG	97	46,810

RWE AG	8,973	258,132

SAP SE	4,288	510,731

Siemens AG	2,649	244,458

Siemens Healthineers AG(3)	2,235	98,393

Symrise AG	1,413	143,150

Security	Shares	Value

Germany (continued)

TAG Immobilien AG	1,340	$29,351

Telefonica Deutschland Holding AG(3)	39,958	113,671

TUI AG	2,680	10,676

Vonovia SE	4,578	226,377

Zalando SE(1)(3)	1,079	52,886

		$5,116,553

Hong Kong — 4.5%

AIA Group, Ltd.	24,000	$220,266

Alibaba Health Information Technology, Ltd.(1)	84,000	200,929

ASM Pacific Technology, Ltd.	3,600	36,377

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(2)	33,000	46,051

BOC Hong Kong Holdings, Ltd.	7,000	21,484

Budweiser Brewing Co., APAC, Ltd.(1)(3)	36,700	99,729

Cafe de Coral Holdings, Ltd.	10,000	20,630

China Youzan, Ltd.(1)(2)	492,000	44,859

Chow Tai Fook Jewellery Group, Ltd.(2)	29,800	25,212

CK Hutchison Holdings, Ltd.	16,500	122,301

CLP Holdings, Ltd.	11,500	123,097

Dairy Farm International Holdings, Ltd.	13,400	64,216

Hang Lung Properties, Ltd.	14,000	29,949

Hang Seng Bank, Ltd.	3,700	64,713

Henderson Land Development Co., Ltd.	7,260	29,589

HK Electric Investments & HK Electric Investments, Ltd.	34,000	35,177

HKBN, Ltd.	35,000	60,274

HKT Trust and HKT, Ltd.	89,000	143,621

Hong Kong & China Gas Co., Ltd.	100,170	179,525

Hong Kong Exchanges and Clearing, Ltd.	1,300	41,681

Hongkong Land Holdings, Ltd.	8,100	33,883

Jardine Matheson Holdings, Ltd.	1,700	74,462

Jardine Strategic Holdings, Ltd.	1,800	38,694

Kerry Properties, Ltd.	10,000	27,620

Li & Fung, Ltd.	286,000	42,940

Link REIT	9,000	80,228

Luk Fook Holdings International, Ltd.	18,000	38,542

MTR Corp., Ltd.	12,500	69,254

Nexteer Automotive Group, Ltd.	48,000	24,669

NOVA Group Holdings, Ltd.	80,000	15,066

NWS Holdings, Ltd.	25,000	26,054

Power Assets Holdings, Ltd.	9,500	63,653

Sands China, Ltd.	24,000	97,164

Shangri-La Asia, Ltd.	48,000	39,637

SJM Holdings, Ltd.	36,000	35,544

Sun Hung Kai Properties, Ltd.	8,500	116,227

SUNeVision Holdings, Ltd.	42,000	29,859

Swire Pacific, Ltd., Class A	4,000	26,013

17	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong (continued)

Town Health International Medical Group, Ltd.(4)	266,000	$0

VSTECS Holdings, Ltd.	60,000	27,606

VTech Holdings, Ltd.	3,500	26,390

Wharf Real Estate Investment Co., Ltd.	10,000	42,335

Yue Yuen Industrial Holdings, Ltd.	22,000	35,093

		$2,620,613

Ireland — 2.3%

AIB Group PLC(1)	17,873	$24,733

Bank of Ireland Group PLC	42,431	87,072

Cairn Homes PLC	18,600	17,290

CRH PLC	6,262	189,980

Flutter Entertainment PLC(1)(2)	2,004	246,638

Grafton Group PLC	9,729	77,632

ICON PLC(1)	1,212	194,490

Irish Residential Properties REIT PLC	42,500	59,539

Kerry Group PLC, Class A	1,947	224,115

Kingspan Group PLC	3,244	165,300

UDG Healthcare PLC	8,000	63,139

		$1,349,928

Israel — 2.3%

Amot Investments, Ltd.	5,499	$30,885

Azrieli Group, Ltd.	401	23,745

Bank Hapoalim B.M.	3,259	20,889

Bank Leumi Le-Israel B.M.	9,550	51,456

Bezeq The Israeli Telecommunication Corp., Ltd.(1)	163,729	116,819

Check Point Software Technologies, Ltd.(1)	585	61,858

Elbit Systems, Ltd.	1,014	137,465

Electra, Ltd.	173	79,353

Fattal Holdings 1998, Ltd.	320	21,922

First International Bank of Israel, Ltd.	1,152	28,417

ICL, Ltd.	34,547	120,535

Kenon Holdings, Ltd.	2,504	50,904

Melisron, Ltd.	729	29,343

Mizrahi Tefahot Bank, Ltd.	1,469	30,087

Nice, Ltd.(1)	490	80,472

Oil Refineries, Ltd.	139,185	38,465

Paz Oil Co., Ltd.	650	56,639

Reit 1, Ltd.	7,407	36,873

Shufersal, Ltd.	7,005	44,958

Strauss Group, Ltd.	3,028	85,588

Teva Pharmaceutical Industries, Ltd. ADR(1)	18,817	202,095

		$1,348,768

Security	Shares	Value

Italy — 4.4%

Assicurazioni Generali SpA	4,184	$59,692

ASTM SpA	2,079	40,659

Atlantia SpA	4,194	68,753

Autogrill SpA	2,584	13,383

Bio-On SpA(1)(4)	2,850	0

Brunello Cucinelli SpA	1,252	40,373

Cementir Holding NV	6,913	42,349

COSMO Pharmaceuticals NV(1)(2)	417	31,741

Davide Campari-Milano SpA	18,866	146,633

De’Longhi SpA	1,200	21,689

DiaSorin SpA	977	166,600

Enav SpA(3)	5,849	26,214

Enel SpA	29,175	199,278

Eni SpA	21,212	202,072

Ferrari NV	1,054	164,735

IMA Industria Macchine Automatiche SpA	484	32,994

Infrastrutture Wireless Italiane SpA(3)	25,801	273,076

Interpump Group SpA	778	22,701

Intesa Sanpaolo SpA	54,086	84,456

Italgas SpA	7,381	41,354

Italmobiliare SpA	1,360	40,700

Leonardo SpA	4,673	32,272

Mediaset SpA(1)(2)	9,790	19,903

Mediobanca Banca di Credito Finanziario SpA	2,651	15,412

Poste Italiane SpA(3)	5,564	47,332

Prada SpA(2)	6,900	22,402

RAI Way SpA(3)	4,122	22,222

Recordati SpA	2,026	88,228

Reply SpA	996	69,724

Retelit SpA	14,503	24,416

Salvatore Ferragamo SpA	2,265	28,118

Saras SpA	14,538	13,729

STMicroelectronics NV	12,157	312,975

Technogym SpA(3)	2,741	20,275

Terna Rete Elettrica Nazionale SpA	12,961	81,161

Unione di Banche Italiane SpA	9,342	26,780

UnipolSai Assicurazioni SpA(1)	10,716	26,267

		$2,570,668

Japan — 12.7%

Activia Properties, Inc.	6	$17,504

Aeon Mall Co., Ltd.	1,800	22,627

Air Water, Inc.	2,000	26,963

Ajinomoto Co., Inc.	2,100	37,403

ANA Holdings, Inc.(1)	1,100	23,375

Asahi Group Holdings, Ltd.	1,200	41,262

18	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Asahi Intecc Co., Ltd.	2,000	$52,982

Asahi Kasei Corp.	6,000	42,567

Bandai Namco Holdings, Inc.	1,300	64,956

Bridgestone Corp.	900	28,015

Canon, Inc.	3,000	63,105

Central Japan Railway Co.	200	31,471

Chubu Electric Power Co., Inc.	6,200	83,849

Chugai Pharmaceutical Co., Ltd.	900	107,282

Chugoku Electric Power Co., Inc. (The)	4,500	60,548

Citizen Watch Co., Ltd.	8,200	28,941

Daicel Corp.	3,400	27,599

Daido Steel Co., Ltd.	700	23,118

Daiichi Sankyo Co., Ltd.	1,200	82,489

Daikin Industries, Ltd.	500	64,165

Daiwa House REIT Investment Corp.	23	55,651

Daiwa Securities Group, Inc.	7,000	29,109

Dentsu Group, Inc.	1,000	20,884

East Japan Railway Co.	600	43,812

FamilyMart Co., Ltd.	2,000	33,915

Fast Retailing Co., Ltd.	100	47,425

Frontier Real Estate Investment Corp.	8	22,443

FUJIFILM Holdings Corp.	1,700	80,975

GLP J-REIT	28	36,099

Hankyu Hanshin Holdings, Inc.	1,000	34,213

Hirose Electric Co., Ltd.	315	34,586

Hitachi, Ltd.	1,900	56,391

Hulic Co., Ltd.	4,000	39,560

Inpex Corp.	11,000	71,006

ITOCHU Corp.(2)	1,500	29,408

Iwatani Corp.	1,000	34,162

Japan Airlines Co., Ltd.	900	16,054

Japan Exchange Group, Inc.	2,100	39,061

Japan Hotel REIT Investment Corp.	63	20,910

Japan Post Bank Co., Ltd.	4,800	44,569

Japan Post Holdings Co., Ltd.	5,300	42,394

Japan Prime Realty Investment Corp.	11	30,470

Japan Real Estate Investment Corp.	11	59,414

Japan Retail Fund Investment Corp.	31	33,797

Japan Tobacco, Inc.	3,200	59,594

JFE Holdings, Inc.	4,200	27,871

JXTG Holdings, Inc.	37,400	132,597

Kajima Corp.	2,000	20,782

Kakaku.com, Inc.	1,900	38,770

Kamigumi Co., Ltd.	1,500	26,408

Kansai Electric Power Co., Inc. (The)	6,700	68,656

Kansai Paint Co., Ltd.	1,400	26,592

Security	Shares	Value

Japan (continued)

Kao Corp.	1,000	$77,116

KDDI Corp.	6,400	185,371

Kenedix Office Investment Corp.(2)	6	29,641

Keyence Corp.	400	142,805

Kintetsu Group Holdings Co., Ltd.	800	38,216

Kirin Holdings Co., Ltd.	2,400	46,316

Kuraray Co., Ltd.	2,500	25,009

Kyushu Electric Power Co., Inc.	4,800	38,035

Lion Corp.	2,100	44,147

Makita Corp.	1,000	32,562

Marubeni Corp.	7,000	33,711

Maruichi Steel Tube, Ltd.	1,200	26,982

MEIJI Holdings Co., Ltd.	500	34,727

Mitsubishi Chemical Holdings Corp.	5,000	28,418

Mitsubishi Corp.	1,300	27,570

Mitsubishi UFJ Financial Group, Inc.(2)	23,400	94,536

Mitsui & Co., Ltd.	3,900	54,438

Mizuho Financial Group, Inc.	67,300	78,365

Mori Hills REIT Investment Corp.	25	31,988

MS&AD Insurance Group Holdings, Inc.	1,800	51,858

Murata Manufacturing Co., Ltd.	1,500	84,520

NEC Corp.	1,500	57,562

NH Foods, Ltd.	1,000	35,496

Nippon Accommodations Fund, Inc.	8	47,514

Nippon Building Fund, Inc.	11	65,596

Nippon Paint Holdings Co., Ltd.	1,200	69,355

Nippon Prologis REIT, Inc.	26	71,976

Nippon Shinyaku Co., Ltd.	300	21,067

Nippon Shokubai Co., Ltd.	600	28,336

Nippon Steel Corp.	4,500	37,861

Nippon Telegraph & Telephone Corp.	6,800	154,861

Nissan Chemical Corp.	900	34,532

Nissin Foods Holdings Co., Ltd.	400	32,881

Nitori Holdings Co., Ltd.	400	61,310

Nomura Real Estate Master Fund, Inc.	21	23,882

Nomura Research Institute, Ltd.	2,000	48,962

NTT Data Corp.	4,400	44,898

NTT DOCOMO, Inc.	9,200	271,135

Obic Co., Ltd.	300	45,018

Oji Holdings Corp.	4,300	21,833

Olympus Corp.	5,100	80,921

Ono Pharmaceutical Co., Ltd.	2,500	60,231

Oriental Land Co., Ltd.	500	63,223

ORIX Corp.	3,500	41,186

Orix JREIT, Inc.	11	13,150

Otsuka Holdings Co., Ltd.	2,400	94,330

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Pan Pacific International Holdings Corp.	2,000	$38,747

Rakuten, Inc.(1)	3,000	25,438

Recruit Holdings Co., Ltd.	2,300	67,094

Resona Holdings, Inc.	7,500	23,423

Ricoh Co., Ltd.	4,000	27,266

Rinnai Corp.	600	45,447

Santen Pharmaceutical Co., Ltd.	1,500	26,552

Sekisui House, Ltd.	2,000	34,309

Seven & i Holdings Co., Ltd.	2,200	72,858

Shikoku Electric Power Co., Inc.	2,600	20,097

Shimadzu Corp.	1,200	29,885

Shimano, Inc.	300	44,207

Shin-Etsu Chemical Co., Ltd.	1,300	143,393

Shionogi & Co., Ltd.	1,100	60,750

Sompo Holdings, Inc.	1,600	51,897

Sony Corp.	1,600	102,967

Sony Financial Holdings, Inc.	1,200	22,748

Subaru Corp.	1,100	22,016

Sumitomo Corp.	1,600	18,100

Sumitomo Mitsui Financial Group, Inc.	3,500	92,040

Sumitomo Mitsui Trust Holdings, Inc.	1,500	43,675

Suntory Beverage & Food, Ltd.	900	33,892

Suzuki Motor Corp.	1,000	31,915

Sysmex Corp.	500	34,544

Taiheiyo Cement Corp.	1,500	29,446

Taiyo Nippon Sanso Corp.	1,300	20,164

Takeda Pharmaceutical Co., Ltd.	3,800	137,033

TEIJIN, Ltd.	1,400	22,327

Terumo Corp.	1,800	59,729

Toho Gas Co., Ltd.	1,500	73,702

Tokio Marine Holdings, Inc.	1,500	70,374

Tokyo Gas Co., Ltd.	3,800	83,394

Tokyu Corp.	2,000	30,104

Toppan Printing Co., Ltd.	2,000	29,710

Toray Industries, Inc.	9,300	42,638

Toshiba Corp.	1,800	44,636

Toyo Suisan Kaisha, Ltd.	1,000	48,087

Toyobo Co., Ltd.	1,800	20,968

Toyota Motor Corp.	2,600	160,750

Trend Micro, Inc.	600	30,439

Tsuruha Holdings, Inc.	200	26,817

Unicharm Corp.	1,500	55,280

United Urban Investment Corp.	36	36,117

West Japan Railway Co.	400	24,719

Yakult Honsha Co., Ltd.	600	34,854

Yamato Holdings Co., Ltd.	2,000	34,907

Security	Shares	Value

Japan (continued)

Yamato Kogyo Co., Ltd.	1,000	$19,625

Yamazaki Baking Co., Ltd.	2,000	35,368

Z Holdings Corp.	11,200	43,224

		$7,348,918

Netherlands — 4.5%

ABN AMRO Bank NV(3)	1,800	$13,843

Accell Group(1)	1,483	27,713

Akzo Nobel NV(2)	2,765	209,835

ASML Holding NV	1,494	436,375

ASR Nederland NV	1,620	43,415

Corbion NV	2,072	74,492

Eurocommercial Properties NV	1,255	13,983

GrandVision NV(2)(3)	1,280	34,052

IMCD NV	840	74,175

ING Groep NV	19,984	111,966

Koninklijke KPN NV	47,300	108,948

Koninklijke Philips NV(1)	7,345	320,187

Koninklijke Vopak NV(2)	1,452	83,529

NN Group NV	1,302	37,664

NXP Semiconductors NV	721	71,790

Prosus NV(1)	3,222	243,602

Randstad NV	1,087	43,747

Signify NV(3)	769	15,654

Unilever NV	10,005	498,242

Wolters Kluwer NV(2)	2,003	147,526

		$2,610,738

New Zealand — 1.1%

A2 Milk Co., Ltd.(1)	7,326	$87,193

Auckland International Airport, Ltd.	12,240	45,200

Contact Energy, Ltd.	9,580	36,536

Fisher & Paykel Healthcare Corp., Ltd.	4,931	82,381

Fletcher Building, Ltd.	21,151	47,389

Goodman Property Trust	27,739	38,047

Mercury NZ, Ltd.	13,643	37,927

Precinct Properties New Zealand, Ltd.	27,851	27,055

Pushpay Holdings, Ltd.(1)	6,583	17,206

Restaurant Brands New Zealand, Ltd.(1)	1,138	8,337

SKYCITY Entertainment Group, Ltd.	23,126	37,323

Spark New Zealand, Ltd.	29,667	80,288

Xero, Ltd.(1)	1,320	67,486

Z Energy, Ltd.	22,601	42,576

		$654,944

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Norway — 2.3%

Atea ASA	6,274	$54,924

Borregaard ASA	5,977	55,509

DNB ASA	6,391	77,382

Entra ASA(2)(3)	6,540	82,344

Equinor ASA(2)	8,940	123,790

Europris ASA(2)(3)	9,810	36,006

Fjordkraft Holding ASA(3)	4,604	30,913

Gjensidige Forsikring ASA(1)	1,701	30,014

Golar LNG, Ltd.(2)	2,500	17,725

Kongsberg Gruppen ASA	1,873	24,068

Mowi ASA	4,027	68,970

Nordic Nanovector ASA(1)(2)	8,892	16,678

Opera, Ltd. ADR(1)(2)	6,200	35,650

Orkla ASA	11,104	100,301

Scatec Solar ASA(2)(3)	3,300	48,043

SFL Corp, Ltd.	2,400	27,096

SpareBank 1 SMN	3,485	25,321

SpareBank 1 SR-Bank ASA	2,455	15,590

Telenor ASA(2)	11,588	177,749

Tomra Systems ASA	4,059	134,868

Veidekke ASA(1)	5,744	50,998

Yara International ASA	3,318	112,694

		$1,346,633

Portugal — 1.1%

Banco Comercial Portugues SA	599,339	$67,056

Corticeira Amorim SGPS SA	2,318	24,424

CTT-Correios de Portugal SA	18,519	43,692

EDP Renovaveis SA	2,527	30,982

EDP-Energias de Portugal SA	23,100	97,340

Galp Energia SGPS SA, Class B	7,678	88,613

Jeronimo Martins SGPS SA	7,890	133,763

Navigator Co. SA (The)(1)	20,914	54,341

NOS SGPS SA	22,214	83,205

Semapa-Sociedade de Investimento e Gestao	1,523	15,031

		$638,447

Singapore — 2.4%

Ascendas Real Estate Investment Trust	23,500	$49,145

CapitaLand Commercial Trust, Ltd.	20,500	23,295

CapitaLand Mall Trust	15,800	21,022

ComfortDelGro Corp., Ltd.	36,500	42,553

Ezion Holdings, Ltd.(1)(4)	160,000	0

Flex, Ltd.(1)	14,057	137,196

Genting Singapore, Ltd.	146,700	81,399

Security	Shares	Value

Singapore (continued)

Hutchison Port Holdings Trust	187,500	$24,300

Jardine Cycle & Carriage, Ltd.	2,600	36,967

Keppel Infrastructure Trust	106,657	37,351

Mapletree Industrial Trust	17,200	30,880

Mapletree Logistics Trust	30,900	39,142

Oversea-Chinese Banking Corp., Ltd.	15,100	96,343

Raffles Medical Group, Ltd.	38,400	23,612

SATS, Ltd.	7,300	16,913

Sembcorp Industries, Ltd.	21,400	24,516

Sheng Siong Group, Ltd.	43,800	45,896

Singapore Airlines, Ltd.(2)	4,000	17,297

Singapore Exchange, Ltd.	7,000	47,734

Singapore Post, Ltd.(2)	26,100	13,449

Singapore Technologies Engineering, Ltd.	19,500	47,224

Singapore Telecommunications, Ltd.	95,100	190,032

Suntec Real Estate Investment Trust	27,000	26,668

United Overseas Bank, Ltd.	4,500	64,301

Venture Corp., Ltd.	7,600	84,935

Wilmar International, Ltd.	60,800	153,111

		$1,375,281

Spain — 4.4%

Acerinox SA	4,630	$34,878

Aena SME SA(3)	685	86,711

Almirall SA	2,800	36,109

Amadeus IT Group SA	5,033	240,237

Applus Services SA	2,203	14,453

Banco Bilbao Vizcaya Argentaria SA	14,580	47,659

Banco Santander SA	62,097	138,749

Bankia SA	9,179	9,341

Bankinter SA	3,250	13,417

CaixaBank SA	13,396	24,101

Cellnex Telecom SA(3)	1,600	83,688

Cia de Distribucion Integral Logista Holdings SA	1,300	23,205

Coca-Cola European Partners PLC	4,700	186,308

Ebro Foods SA	2,380	50,649

Endesa SA	1,800	39,924

Faes Farma SA	12,615	55,159

Ferrovial SA	5,131	128,479

Grifols SA(2)	6,503	221,927

Iberdrola SA	26,024	258,881

Industria de Diseno Textil SA	9,271	237,452

Merlin Properties Socimi SA	18,477	171,469

Prosegur Cash SA(3)	10,000	8,727

Red Electrica Corp. SA	1,244	21,897

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Spain (continued)

Repsol SA	24,077	$218,543

Telefonica SA	36,078	164,966

Tubacex SA	12,500	18,743

		$2,535,672

Sweden — 4.7%

Alfa Laval AB(1)	2,000	$37,374

Arjo AB, Class B	8,801	43,468

Assa Abloy AB, Class B(2)	2,883	51,611

Attendo AB(1)(3)	5,579	21,203

Avanza Bank Holding AB	5,229	63,176

Axfood AB	2,453	52,182

BillerudKorsnas AB	5,767	72,705

BioGaia AB, Class B	921	44,381

Bonava AB, Class B	2,000	9,694

Castellum AB	6,400	112,255

Elekta AB, Class B	9,796	89,001

Epiroc AB, Class A	2,897	28,992

Epiroc AB, Class B	2,729	26,925

Essity AB, Class B(1)	7,154	231,742

Fabege AB	7,085	83,928

Fingerprint Cards AB, Class B(1)(2)	20,825	32,735

Granges AB	4,911	35,884

Hennes & Mauritz AB, Class B(2)	8,337	113,963

Hexpol AB(1)	5,839	41,949

Holmen AB, Class B	2,532	72,643

Husqvarna AB, Class B	3,790	22,806

ICA Gruppen AB	1,559	68,215

JM AB	2,031	37,639

Lundin Energy AB	4,713	121,261

Modern Times Group MTG AB, Class B(1)	3,758	37,808

Mycronic AB	2,681	44,785

NetEnt AB(1)	6,918	23,896

Nibe Industrier AB, Class B	2,889	53,899

Nordic Entertainment Group AB, Class B	1,265	29,982

Nyfosa AB(1)	5,600	34,288

Pandox AB(1)	1,500	15,894

Securitas AB, Class B	1,900	22,481

Skandinaviska Enskilda Banken AB, Class A(1)	10,460	86,111

Skanska AB, Class B(1)	1,238	23,554

Svenska Cellulosa AB SCA, Class B(1)(2)	9,048	95,970

Svenska Handelsbanken AB, Class A(1)	9,558	87,239

Swedish Orphan Biovitrum AB(1)	3,766	72,153

Tele2 AB, Class B	4,040	52,094

Telefonaktiebolaget LM Ericsson, Class B	27,249	232,792

Telia Co. AB	50,998	177,318

Security	Shares	Value

Sweden (continued)

Trelleborg AB, Class B(1)	1,700	$21,648

Volvo AB, Class B	2,772	35,522

Wallenstam AB, Class B	3,540	36,711

		$2,699,877

Switzerland — 8.4%

Adecco Group AG	1,216	$53,213

ALSO Holding AG	375	77,147

Baloise Holding AG	396	59,249

Banque Cantonale Vaudoise	57	50,329

Belimo Holding AG	7	46,603

BKW AG	330	26,768

Cembra Money Bank AG	670	63,695

Cie Financiere Richemont SA	8,503	482,404

Comet Holding AG	287	38,466

DKSH Holding AG	773	43,528

dormakaba Holding AG	68	33,935

Ems-Chemie Holding AG	243	157,141

Flughafen Zurich AG(1)	187	23,126

Forbo Holding AG	26	34,918

Geberit AG	221	98,832

Givaudan SA	79	264,909

Helvetia Holding AG	425	38,741

Implenia AG	883	36,117

Inficon Holding AG	86	58,133

Intershop Holding AG	78	40,042

Kuehne & Nagel International AG	464	66,372

Landis+Gyr Group AG(1)	1,111	75,026

Mobilezone Holding AG(2)	4,644	41,125

Nestle SA	6,259	662,891

Novartis AG	3,640	310,632

Partners Group Holding AG	131	103,233

PSP Swiss Property AG	649	75,393

Roche Holding AG PC	1,070	370,538

Schindler Holding AG	219	47,095

Schindler Holding AG PC	232	51,633

Schweiter Technologies AG	26	25,796

SGS SA, Class R	46	103,762

SIG Combibloc Group AG	3,912	63,362

Sika AG(2)	1,308	216,355

Sonova Holding AG(1)	129	23,299

Stadler Rail AG(1)(2)	954	41,679

Swiss Life Holding AG	201	71,279

Swiss Prime Site AG	1,328	126,434

Swiss Re AG	1,248	90,688

Swisscom AG(2)	445	231,218

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland (continued)

Valiant Holding AG	270	$26,080

Valora Holding AG(1)	245	44,009

Zehnder Group AG	691	27,078

Zurich Insurance Group AG	683	216,548

		$4,838,821

United Kingdom — 9.0%

3i Group PLC	1,796	$17,644

Assura PLC	34,782	33,361

AstraZeneca PLC	4,222	441,587

Auto Trader Group PLC(3)	12,550	72,244

Avast PLC(3)	12,144	69,949

Aveva Group PLC	907	40,708

Aviva PLC	5,903	17,851

BAE Systems PLC	8,600	54,855

Barclays PLC	19,449	25,970

Barratt Developments PLC	3,866	25,204

Bellway PLC	608	20,345

Berkeley Group Holdings PLC	552	28,976

BHP Group PLC	7,729	129,731

Big Yellow Group PLC	2,400	32,305

BMO Commercial Property Trust	14,249	13,660

BP PLC	56,873	224,103

BT Group PLC	55,954	81,554

Bunzl PLC	1,400	30,387

Compass Group PLC	5,483	92,265

Croda International PLC	1,035	63,466

Derwent London PLC	1,020	39,856

Diageo PLC	4,200	144,605

Direct Line Insurance Group PLC	9,041	30,803

Elementis PLC	14,188	12,489

Essentra PLC	5,799	20,354

Experian PLC	2,631	79,010

Ferguson PLC	689	49,678

Fresnillo PLC	4,030	35,799

GlaxoSmithKline PLC	7,783	162,374

Great Portland Estates PLC	4,065	34,623

Halma PLC	5,460	143,545

Howden Joinery Group PLC	5,263	34,705

HSBC Holdings PLC	24,670	126,803

Imperial Brands PLC	1,796	37,785

InterContinental Hotels Group PLC	671	30,566

Intertek Group PLC	543	32,406

Land Securities Group PLC	6,288	52,436

Lloyds Banking Group PLC	117,231	47,433

London Stock Exchange Group PLC	511	47,828

Security	Shares	Value

United Kingdom (continued)

LondonMetric Property PLC	32,609	$79,671

Marks & Spencer Group PLC	10,387	12,102

Meggitt PLC	3,859	13,513

Mondi PLC	3,379	59,671

Moneysupermarket.com Group PLC	13,551	53,991

National Grid PLC	30,876	361,828

NCC Group PLC	21,199	43,794

Next PLC	582	34,651

Pearson PLC	5,346	30,828

Persimmon PLC	1,061	29,396

Phoenix Group Holdings PLC	2,631	19,965

QinetiQ Group PLC	8,311	31,783

Reckitt Benckiser Group PLC	1,454	121,118

RELX PLC	5,362	120,976

Rentokil Initial PLC	5,526	32,878

Rightmove PLC	13,046	81,569

Rio Tinto PLC	3,415	158,520

Royal Dutch Shell PLC, Class A	9,872	162,535

Royal Mail PLC(2)	6,900	14,399

RSA Insurance Group PLC	4,203	19,048

Safestore Holdings PLC	3,803	34,402

Sage Group PLC (The)	15,349	123,444

Segro PLC	8,635	90,508

Severn Trent PLC	3,397	101,936

Shaftesbury PLC	2,131	16,095

Spirax-Sarco Engineering PLC	358	39,179

Standard Life Aberdeen PLC	8,792	24,351

Tate & Lyle PLC	7,007	62,785

Taylor Wimpey PLC	12,334	22,779

Tritax Big Box REIT PLC	37,589	57,053

Unilever PLC	2,083	107,258

UNITE Group PLC (The)	2,424	26,766

United Utilities Group PLC	9,445	106,916

Vodafone Group PLC	119,033	167,917

WH Smith PLC	1,016	16,037

Whitbread PLC	600	22,508

WM Morrison Supermarkets PLC	8,786	20,192

		$5,201,625

Total Common Stocks (identified cost $63,778,155)		$57,058,601

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Rights(1) — 0.0%
Security	Shares	Value

BUWOG AG(4)	1,234	$0

Total Rights (identified cost $0)		$0

Warrants(1) — 0.0%
Security	Shares	Value

Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763(4)	96,000	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 3.8%
Description	Units/ Shares	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(5)	177,815	$177,815

State Street Navigator Securities Lending Government Money Market Portfolio, 0.19%(6)	1,994,594	1,994,594

Total Short-Term Investments (identified cost $2,172,391)		$2,172,409

Total Investments — 102.5% (identified cost $65,950,546)		$59,231,010

Other Assets, Less Liabilities — (2.5)%		$(1,442,834)

Net Assets — 100.0%		$57,788,176

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at April 30, 2020. The aggregate market value of securities on loan at April 30, 2020 was $3,385,656.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $1,614,721 or 2.8% of the Portfolio’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

(6)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Health Care	11.1%	$6,430,113

Consumer Staples	10.6	6,140,128

Industrials	10.5	6,076,253

Information Technology	9.8	5,643,514

Financials	9.7	5,577,879

Consumer Discretionary	9.5	5,481,076

Materials	9.4	5,443,796

Communication Services	8.7	5,028,035

Utilities	7.4	4,278,241

Real Estate	7.3	4,230,589

Energy	4.7	2,728,977

Short-Term Investments	3.8	2,172,409

Total Investments	102.5%	$59,231,010

Abbreviations:

ADR	–	American Depositary Receipt

CDI	–	CHESS Depositary Interest

PC	–	Participation Certificate

Currency Abbreviations:

SGD	–	Singapore Dollar

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value including $3,385,656 of securities on loan (identified cost, $65,772,749)	$59,053,195

Affiliated investment, at value (identified cost, $177,797)	177,815

Foreign currency, at value (identified cost, $187,057)	188,790

Dividends receivable	142,664

Dividends receivable from affiliated investment	54

Receivable for investments sold	35,603

Securities lending income receivable	3,453

Tax reclaims receivable	276,493

Total assets	$59,878,067

Liabilities

Collateral for securities loaned	$1,994,594

Payable to affiliates:

Investment adviser fee	22,709

Trustees’ fees	342

Accrued expenses	72,246

Total liabilities	$2,089,891

Net Assets applicable to investors’ interest in Portfolio	$57,788,176

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Dividends (net of foreign taxes, $105,618)	$727,930

Dividends from affiliated investment	1,313

Securities lending income, net	13,967

Total investment income	$743,210

Expenses

Investment adviser fee	$167,466

Trustees’ fees and expenses	2,070

Custodian fee	25,653

Legal and accounting services	27,006

Miscellaneous	1,653

Total expenses	$223,848

Net investment income	$519,362

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$347,424

Investment transactions — affiliated investment	85

Foreign currency transactions	(7,797)

Net realized gain	$339,712

Change in unrealized appreciation (depreciation) —

Investments	$(10,270,721)

Investments — affiliated investment	18

Foreign currency	241

Net change in unrealized appreciation (depreciation)	$(10,270,462)

Net realized and unrealized loss	$(9,930,750)

Net decrease in net assets from operations	$(9,411,388)

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$519,362	$1,728,317

Net realized gain	339,712	3,983,406

Net change in unrealized appreciation (depreciation)	(10,270,462)	1,678,253

Net increase (decrease) in net assets from operations	$(9,411,388)	$7,389,976

Capital transactions —

Contributions	$1,745,556	$4,518,129

Withdrawals	(5,599,561)	(8,896,244)

Net decrease in net assets from capital transactions	$(3,854,005)	$(4,378,115)

Net increase (decrease) in net assets	$(13,265,393)	$3,011,861

Net Assets

At beginning of period	$71,053,569	$68,041,708

At end of period	$57,788,176	$71,053,569

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.67	%(2)	0.74%	0.71%	0.68%	0.97%	0.92%

Net investment income	1.55	%(2)	2.53%	1.90%	2.30%	2.19%	2.06%

Portfolio Turnover	5	%(3)	37%	30%	26%	14%	11%

Total Return	(12.92	)%(3)	11.59%	(5.77)%	22.05%	0.74%	0.31%

Net assets, end of period (000’s omitted)	$57,788		$71,054	$68,042	$75,680	$65,395	$71,918

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 50.8% and 49.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

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Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $167,466 or 0.50% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a wholly-owned indirect subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $3,167,574 and $6,544,907, respectively, for the six months ended April 30, 2020.

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April 30, 2020

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$66,296,462

Gross unrealized appreciation	$6,663,419

Gross unrealized depreciation	(13,728,871)

Net unrealized depreciation	$(7,065,452)

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.

At April 30, 2020, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $3,385,656 and $3,572,910, respectively. Collateral received was comprised of cash of $1,994,594 and U.S. government and/or agencies securities of $1,578,316.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Securities Lending Transactions

Common Stocks	$1,994,594	$—	$—	$—	$1,994,594

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April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The carrying amount of the liability for collateral for securities loaned at April 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2020.

7  Investments in Affiliated Funds

At April 30, 2020, the value of the Portfolio’s investment in affiliated funds was $177,815, which represents 0.3% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$343,801	$2,736,271	$(2,902,360)	$85	$18	$177,815	$1,313	177,815

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Asia/Pacific	$509,889	$16,637,796		$0	$17,147,685

Developed Europe	546,099	38,016,049		0	38,562,148

Developed Middle East	263,953	1,084,815		—	1,348,768

Total Common Stocks	$1,319,941	$55,738,660	**	$0	$57,058,601

Rights	$—	$—		$0	$0

Warrants	—	—		0	0

Short-Term Investments	1,994,594	177,815		—	2,172,409

Total Investments	$3,314,535	$55,916,475		$0	$59,231,010

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2020 is not presented.

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Tax-Managed International Equity Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

33

Parametric

Tax-Managed International Equity Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

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Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Tax-Managed International Equity Portfolio (the “Portfolio”), the portfolio in which Parametric Tax-Managed International Equity Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, with respect to the Portfolio, including their respective fee structures, is in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management,

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Board of Trustees’ Contract Approval — continued

investment research, and similar services to the Portfolio, including recent changes to such personnel. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Portfolio and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

36

Parametric

Tax-Managed International Equity Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

37

Parametric

Tax-Managed International Equity Fund

April 30, 2020

Officers and Trustees

Officers of Parametric Tax-Managed International Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed International Equity Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

38

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

39

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7689    4.30.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 18, 2020

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 18, 2020